12. JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
Judicial Deposits [Abstract]
Schedule of judicial deposits

As set forth by relevant legislation, judicial deposits are adjusted for inflation.

	2020	2019
Civil	4,433,968	5,027,848
Tax	1,985,621	2,301,986
Labor	902,294	883,125
Subtotal:	7,321,883	8,212,959
Estimated loss	(28,048)	(47,112)
Total	7,293,835	8,165,847
Current	1,095,827	1,514,464
Non-current	6,198,008	6,651,383